CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	943	942
Treasury, shares	75	59
Common Stock, Par or Stated Value Per Share	0.1	0.1